GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
GOODWILL
NOTE H—GOODWILL

Capitol's review for potential goodwill impairment has been performed annually as of November 30th by comparing estimated entity fair value to its net assets.  This review was performed at the applicable subsidiary reporting-unit level which has recorded goodwill resulting from specific share-exchange transactions or acquisitions and on a consolidated basis.  An interim review for potential goodwill impairment becomes necessary when events or changes in circumstances indicate potential for impairment between annual review dates.

Capitol's annual review for potential goodwill impairment in 2010 concluded that all of its recorded goodwill (approximately $64.5 million, including $8.7 million from discontinued operations) was deemed to be impaired.  Accordingly, such amount was written-off as of December 31, 2010.

Management's decision to write-off all goodwill as being impaired at that date was based, in part, upon the following macro-basis considerations:

•
A dramatic decline in Capitol's aggregate market-capitalization, i.e., the computational result of multiplying the number of Capitol's common shares outstanding by the per-share market price of such common stock (estimated fair value);

•	Capitol's tangible-equity deficit (total equity, less goodwill, prior to recording any goodwill impairment for 2010); and
•
Pricing information from merger and acquisition transactions within the banking industry in the United States of America during 2010, as a multiple of tangible equity, and application of such multiple to Capitol's tangible-equity deficit prior to recording any goodwill impairment for 2010.

Management also evaluated whether events or circumstances earlier in 2010 suggested an interim review for impairment might be necessary.  An interim review for potential impairment was not considered necessary due to the absence of events or changes in Capitol's and its subsidiary reporting units' circumstances (since the preceding annual review in late 2009).  Such conclusion was confirmed by the macro-basis considerations discussed in the preceding paragraph, in addition to reporting unit-level (subsidiaries) analyses, which did not arise until the fourth quarter of 2010.

Amounts recorded as goodwill impairment are reflected within noninterest expense as a non-cash charge to operations, when determined.